Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	agilon health, inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40332
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	440 Polaris Parkway
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Westerville
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43082
City Area Code	562
Local Phone Number	256-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001831097
Amendment Flag	false